UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT
                            TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      September 1, 2006 to October 2, 2006

Commission File Number of issuing entity: 1-32867; 333-111858-21
                                          ----------------------

      STRATS (SM) TRUST FOR ALLSTATE CORPORATION SECURITIES, SERIES 2006-3
 ------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-111858
                                     ----------

                     SYNTHETIC FIXED-INCOME SECURITIES, INC.
 ------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)

                     SYNTHETIC FIXED-INCOME SECURITIES, INC.
 ------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
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                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   52-2316399
 ------------------------------------------------------------------------------
                      (I.R.S. Employer Identification No.)


One Wachovia Center,                                                                        28288
301 S. College St.
Charlotte, North Carolina
---------------------------------------------------------------------              --------------------------
   (Address of principal executive offices of the issuing entity)                         (Zip Code)


                                 (704) 374-6611
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                     (Telephone number, including area code)

                                       N/A
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           (Former name, former address, if changed since last report)

                  Registered/reporting pursuant to (check one)


   Title of class             Section 12(b)     Section 12(g)      Section 15(d)      Name of exchange
                                                                                     (If Section 12(b))
    STRATS(SM)                     /X/               /_/                /_/            New York Stock
   Certificates,                                                                       Exchange
   Series 2006-3



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


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes /X/           No / /


PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.

On October 2, 2006, a distribution in respect of the October 1, 2006 scheduled distribution date was made to holders of the STRATS (SM) Certificates, Series 2006-3. Attached as Exhibit 99.1 is the Trustee's Distribution Statement for the October 1, 2006 scheduled distribution date, prepared by The Bank of New York, as trustee.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
None.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.

The Allstate Corporation, the issuer of the underlying securities, is subject to the information reporting requirements of the Securities Exchange Act of 1934 (the "Exchange Act"). For information on The Allstate Corporation please see its periodic and current reports filed with the Securities and Exchange Commission (the "Commission") under its Exchange Act file number, 001-11840. The Commission maintains a site on the World Wide Web at "http://www.sec.gov" at which users can view and download copies of reports, proxy and information statements and other information filed electronically through the Electronic Data Gathering, Analysis and Retrieval system, or "EDGAR." Periodic and current reports and other information required to be filed pursuant to the Exchange Act by The Allstate Corporation may be accessed on this site. Neither Synthetic Fixed-Income Securities, Inc. nor the Trustee has participated in the preparation of such reporting documents, or made any due diligence investigation with respect to the information provided therein. Neither Synthetic Fixed-Income Securities, Inc. nor the Trustee has verified the accuracy or completeness of such documents or reports. There can be no assurance that events affecting the issuer of the underlying securities or the underlying securities themselves have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

Item 7. Significant Enhancement Provider Information.
None.

Item 8. Other Information.
None.

Item 9. Exhibits.

(a) 99.1 Trustee's Distribution Statement for the October 1, 2006 scheduled distribution date.


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


SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: October 2, 2006               Synthetic Fixed-Income Securities, Inc.
                                    (Depositor)


                                    /s/ Jeremy Swinson
                                    ------------------------
                                    By: Jeremy Swinson
                                    Title: Vice President


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